Combined Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (63,029)	$ (2,058)	$ 15,023	$ (30,511)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	14,302	467	13,473	13,966
Amortization of right-of-use assets	10,095	330	11,332	12,749
Amortization expense of intangible asset				10,207
Allowance for doubtful accounts	(268)	(9)	253
Deferred income tax	1,019	32	6,429	(974)
Gain/(loss) on disposal of property and equipment	30	1	(25)
Loss on disposal of subsidiaries			5,118
Changes in operating assets and liabilities:
Accounts receivable	1,154	38	16,731	(7,131)
Inventories	(10,983)	(359)	(9,442)	(8,669)
Prepaid expenses and other current assets	3,238	104	(7,376)	(3,454)
Right-of-use assets	(11,859)	(387)		(6,681)
Other non-current assets	11,932	390	3,646	(1,993)
Accounts payable	(1,569)	(51)	(5,078)	1,290
Lease liabilities	2,070	68	(11,704)	(5,603)
Other payables	5,728	187	198	4,243
Income taxes payable			753	1,814
Other current liabilities	80	3	(2,832)	(212)
Net cash (used in)/provided by operating activities	(38,060)	(1,244)	36,499	(20,959)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries, net off cash balance at disposed entities			(1,511)
Purchase of property and equipment, net	(23,658)	(773)	(28,417)	(19,426)
Proceeds from disposal of property and equipment, net	93	3	35
Decrease in refundable deposits			790	10
Net cash used in investing activities	(23,565)	(770)	(29,103)	(19,416)
CASH FLOWS FORM FINANCING ACTIVITIES
Increase in short-term loans	100,152	3,271	219,164	77,480
Decrease in short-term loans	(118,522)	(3,871)	(200,904)	(52,740)
Deferred offering costs	(31,154)	(1,017)
Proceeds from long-term debt			21,790	44,780
Repayments of long-term debt	(18,294)	(597)	(15,412)	(1,545)
Net cash provided by/(used in) financing activities	(67,818)	(2,214)	24,638	67,975
Effect of exchange rate changes on cash and cash equivalents				(327)
Net increase (decrease) in cash, cash equivalents and restricted cash	(129,443)	(4,228)	32,034	27,273
Cash, cash equivalents and restricted cash at beginning of year	424,023	13,848	391,989	364,716
Cash, cash equivalents and restricted cash at end of year	294,580	9,620	424,023	391,989
Supplemental disclosure of cash flow information:
Cash paid for income tax	(1,438)	(47)	(2,413)	(458)
Cash paid for interest	(3,015)	(98)	(2,695)	(1,690)
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease obligations	11,246	367		6,681
Cash and cash equivalents, beginning of the year	299,340		287,943
Restricted cash, beginning of year	124,683		76,773
Total cash and restricted cash, beginning of year	424,023		364,716
Cash and cash equivalents, end of the year	202,465	$ 6,612	299,340	287,943
Restricted cash, end of year	92,115		124,683	76,773
Total cash and restricted cash, end of year	$ 294,580		$ 424,023	$ 364,716